Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Property and equipment	$ 11,568	$ 12,156
Prepaid expenses	121	134
Gross deferred tax liabilities	11,689	12,290
Insurance liabilities	159	184
Employee benefits and other	1,485	1,627
Gross deferred tax assets	1,644	1,811
Net deferred tax liability	$ 10,045	$ 10,479